Other income/(expenses), net - Narrative (Details) € in Thousands, £ in Millions, $ in Millions					1 Months Ended			12 Months Ended
	Jul. 22, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jul. 25, 2019 USD ($)	May 31, 2023 GBP (£)	Feb. 28, 2022 EUR (€) grant	Feb. 28, 2022 GBP (£) grant	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from sale of Priority Review Voucher		€ 95,000	$ 103.0					€ 90,833		€ 0		€ 0
Gain from sale of Priority Review Voucher, net		90,800						90,833		0		0
Transaction costs on sale of priority review voucher		€ 4,200
Decrease in other operating income								€ 800
Decrease in other operating income, percentage								4.00%	4.00%
Other income and expenses, net								€ 20,706		21,520		12,199
Research and development tax credit								10,028		6,797		15,348
Grant income								10,194		11,350		191
Gains on litigation settlements										4,700
Other revenue								6,325		9,088		246,506
CTM Unit, Sweden | Assets and liabilities classified as held for sale [member]
Disclosure of attribution of expenses by nature to their function [line items]
Loss from disposal of assets										1,400
Scotland
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit								5,200
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit								3,600		5,700
Increase (decrease) in R&D tax credit								(2,100)
Legal proceedings provision
Disclosure of attribution of expenses by nature to their function [line items]
Increase of litigation provision												€ 3,100
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income								3,700	£ 3.1	11,100	£ 9.6
Number of grants received | grant						2	2
Government grant awarded, period					3 years
Scottish Enterprise | Maximum
Disclosure of attribution of expenses by nature to their function [line items]
Government grant awarded						€ 23,900	£ 20.0
Scottish Enterprise | VLA2001
Disclosure of attribution of expenses by nature to their function [line items]
Government grant awarded | £					£ 0.0		£ 7.5
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Strategic Partnership Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Partnership, maximum amount to be released under contract | $	$ 41.3			$ 24.6
Partnership, period	5 years
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Partnering agreement, CEPI
Disclosure of attribution of expenses by nature to their function [line items]
Grant income								0		200
Other revenue								400		€ 5,000
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Partnering agreement, second agreement with CEPI
Disclosure of attribution of expenses by nature to their function [line items]
Grant income								€ 6,500